Sale of Management & Consolidation/Deconsolidation of Navios Containers	6 Months Ended
Jun. 30, 2020
SALE OF MANAGEMENT & CONSOLIDATION/DECONSOLIDATION OF NAVIOS CONTAINERS [Abstract]
SALE OF MANAGEMENT & CONSOLIDATION/DECONSOLIDATION OF NAVIOS CONTAINERS

NOTE 3: SALE OF MANAGEMENT/DECONSOLIDATION OF NAVIOS CONTAINERS

Sale of Management

In August 2019, Navios Holdings sold its ship management division, the general partnership interests in Navios Partners (except for the incentive distribution rights) and Navios Containers GP LLC (the “Transaction”) to NSM, affiliated with Company’s Chairman and Chief Executive Officer, Angeliki Frangou. The Company received aggregate consideration of $20,000 (including assumption of liabilities). (Refer to Note 9).

As a result of the Transaction the Company is a holding company owning dry bulk vessels and various investments in entities owning maritime and infrastructure assets. NSM owns all entities providing ship management services and employs all associated people. NSM owns the general partner interests in Navios Containers and Navios Partners. The Company deconsolidated Navios Containers from August 30, 2019 onwards.

The Company simultaneously entered into a secured credit facility with NSM whereby the Company agreed to repay NSM a loan of $141,795 (including post-closing adjustments). See also in Note 9 “NSM Loan”.

The difference between the carrying value of the identifiable net liabilities sold as of August 30, 2019 and the loan payable to NSM assumed by Navios Holdings, and the sale proceeds, net of expenses, resulted in a gain on sale of $9,802.

The gain on sale was calculated as follows:

Proceeds received:
Cash consideration	3,000
Less: Transaction fees	$(1,088)
1,912
Carrying value of assets and liabilities:
Net liabilities derecognized	158,795
Loan payable to NSM assumed	(141,795)
Book value of general partner interest in Navios Partners	(3,212)
Book value of Other fixed assets	(6,213)
Lease liability, net	315
7,890
Gain on sale	$9,802

Deconsolidation of Navios Containers

Following the sale of Navios Containers’ general partnership interest effected on August 30, 2019 along with the sale of management division, referred above, Navios Holdings deconsolidated Navios Containers from that date onwards in accordance with ASC 810. As a result, since August 30, 2019, Navios Containers is not a controlled subsidiary of the Company and the investment in Navios Containers is accounted for under the equity method due to Navios Holdings’ significant influence over Navios Containers.

The difference between the carrying value of Navios Containers’ identifiable net assets and noncontrolling interest derecognized as of August 30, 2019 amounted to $57,999 and the loss from the remeasurement of Navios Holdings’ interest in Navios Containers to its fair value of $2,527 amounted to $3,742 and were included in the caption “Loss on loss of control” in the consolidated statements of comprehensive (loss)/income for the three and nine month periods ended September 30, 2019. The fair value of the 1,263,276 shares of Navios Containers owned by Navios Holdings was determined by using the closing share price of $2.00 as of that date.

Amounts recorded in respect of discontinued operations in the three and six month periods ended June 30, 2019 are as follows:

	Three Month Period Ended June 30, 2019	Six Month Period Ended June 30, 2019
Revenue	$33,678	$65,510
Time charter, voyage and port terminal expenses	(1,335)	(2,982)
Direct vessel expenses	(16,828)	(32,725)
General and administrative expenses	(2,570)	(5,064)
Depreciation and amortization	(8,514)	(17,074)
Interest expense and finance cost, net	(4,113)	(7,666)
Other expense, net	(3,373)	(3,293)
Net loss from discontinued operations	$(3,055)	$(3,294)
Less: Net loss attributable to the noncontrolling interest	$2,943	$3,174
Net loss attributable to Navios Holdings common stockholders	$(112)	$(120)